Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid insurance	$ 421	$ 1,021
Prepaid research and development	1,329
Other	22	19
Prepaid expenses and other current assets	$ 1,772	$ 1,040